S-K 1602(a)(4) Forepart, Adjusted NTBV	May 31, 2026 $ / shares
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	$ 10.00
Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.36
Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	7.37
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.39
Net Tangible Book Value, Adjusted, per Share	7.36
No Redemption [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.40
Net Tangible Book Value, Adjusted, per Share	7.37
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.79
Net Tangible Book Value, Adjusted, per Share	6.76
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.25
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.79
Net Tangible Book Value, Adjusted, per Share	6.76
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.24
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.83
Net Tangible Book Value, Adjusted, per Share	5.80
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.20
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.84
Net Tangible Book Value, Adjusted, per Share	5.81
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.19
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.12
Net Tangible Book Value, Adjusted, per Share	4.09
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.91
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.14
Net Tangible Book Value, Adjusted, per Share	4.11
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.89
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	0.16
Net Tangible Book Value, Adjusted, per Share	0.13
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.89
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Registered Offering Price per Share	10.00
Net Tangible Book Value, Pre-transaction, Per Share	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	0.18
Net Tangible Book Value, Adjusted, per Share	0.15
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.85